BORROWINGS (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 03, 2019
Codere Online Busines [Member]
Reserve Quantities [Line Items]
Debt conversion to equity	€ 38,500
Codere Online Business [Member] | Codere Espana S A [Member]
Reserve Quantities [Line Items]
Debt		€ 21,191	€ 21,191	€ 13,541
Short-term loans		17,777	€ 29,971	€ 26,048
Reduction in other borrowings		€ 12,700